Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	26,746,175
Proposed Maximum Offering Price per Unit	2.29
Maximum Aggregate Offering Price	$ 61,248,740.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,377.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of up to 26,746,175 ordinary shares being registered for resale by the selling securityholders named in this Registration Statement which includes (a) up to 22,624,434 ordinary shares that we may elect, in our sole discretion, to issue and sell to Keystone Capital Partners, LLC (“Keystone”), from time to time under the Purchase Agreement, and subject to applicable stock exchange rules and (b) up to 4,121,741 ordinary shares issuable upon conversion of the Commitment Notes issued to Keystone as consideration for Keystone entering into the Ordinary Share Purchase Agreement dated March 11, 2025.

Estimated solely for the purpose of computing the amount of the registration fee for the ordinary shares being registered in accordance with Rule 457(c) under the Securities Act based upon a proposed maximum aggregate offering price per unit of $2.29 per ordinary share, the average of the high ($2.38) and low ($2.2) prices of the ordinary shares of the registrant as reported on the Nasdaq Global Market (“Nasdaq”) on August 29, 2025, which such date is within five business days of the filing of this registration statement.